Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	34,869	39,675	5,588
Less: allowance for credit losses	(5,142)	(5,331)	(751)
Total accounts receivable, net	29,727	34,344	4,837

Schedule of movement in allowance for credit losses

	2022	2023
	RMB	RMB	US$
Balance at beginning of year	37,690	5,142	724
Adoption of ASC 326	—	589	83
Provisions	2,089	636	90
Write-offs	(34,637)	(1,036)	(146)
Balance at end of year	5,142	5,331	751